UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	787	$23,657
CenturyLink Inc.	119	1,823
Cogent Communications Holdings Inc.	11	533
ORBCOMM Inc.	40	326	*
Verizon Communications Inc.	444	24,447
Vonage Holdings Corp.	51	465	*
Zayo Group Holdings Inc.	18	494	*

Total Diversified Telecommunication Services		51,745

Entertainment - 0.8%
Activision Blizzard Inc.	40	1,889
Electronic Arts Inc.	17	1,568	*
Netflix Inc.	30	10,185	*
Take-Two Interactive Software Inc.	9	950	*
Twenty-First Century Fox Inc., Class A Shares	41	2,022
Twenty-First Century Fox Inc., Class B Shares	13	638
Viacom Inc., Class B Shares	15	441
Walt Disney Co.	61	6,803

Total Entertainment		24,496

Interactive Media & Services - 2.0%
Alphabet Inc., Class A Shares	16	18,014	*
Alphabet Inc., Class C Shares	16	17,862	*
Facebook Inc., Class A Shares	129	21,503	*
IAC/InterActiveCorp	2	423	*
TripAdvisor Inc.	16	918	*
Twitter Inc.	38	1,275	*
Zillow Group Inc., Class C Shares	12	421	*

Total Interactive Media & Services		60,416

Media - 0.5%
CBS Corp., Class B Shares, Non Voting Shares	16	791
Charter Communications Inc., Class A Shares	8	2,648	*
Comcast Corp., Class A Shares	190	6,948
Discovery Inc., Class A Shares	18	511	*
Discovery Inc., Class C Shares	28	746	*
GCI Liberty Inc., Class A Shares	10	509	*
Liberty Broadband Corp., Class C Shares	6	510	*
Liberty Global PLC, Class A Shares	15	366	*
Liberty Global PLC, Class C Shares	25	589	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	14	560	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Media - (continued)
Omnicom Group Inc.	9	$701
Sirius XM Holdings Inc.	144	840

Total Media		15,719

TOTAL COMMUNICATION SERVICES		152,376

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.9%
Adient PLC	24	474
American Axle & Manufacturing Holdings Inc.	37	547	*
Aptiv PLC	87	6,884
Autoliv Inc.	31	2,475
BorgWarner Inc.	76	3,108
Cooper Tire & Rubber Co.	13	458
Cooper-Standard Holdings Inc.	5	382	*
Dana Inc.	40	705
Delphi Technologies PLC	26	466
Dorman Products Inc.	8	688	*
Fox Factory Holding Corp.	17	1,009	*
Gentex Corp.	72	1,525
Gentherm Inc.	25	1,064	*
Goodyear Tire & Rubber Co.	102	2,161
LCI Industries	6	495
Lear Corp.	18	2,771
Modine Manufacturing Co.	34	497	*
Standard Motor Products Inc.	8	393
Tenneco Inc., Class A Shares	14	485
Veoneer Inc.	21	626	*
Visteon Corp.	10	769	*

Total Auto Components		27,982

Automobiles - 0.9%
Ford Motor Co.	746	6,565
General Motors Co.	253	9,872
Harley-Davidson Inc.	28	1,032
Tesla Inc.	26	7,983	*
Thor Industries Inc.	10	651
Winnebago Industries Inc.	13	372

Total Automobiles		26,475

Diversified Consumer Services - 1.7%
Adtalem Global Education Inc.	57	2,787	*
American Public Education Inc.	19	562	*
Bright Horizons Family Solutions Inc.	51	5,905	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Career Education Corp.	73	$943	*
Carriage Services Inc.	21	409
Chegg Inc.	106	3,733	*
frontdoor Inc.	75	2,229	*
Graham Holdings Co., Class B Shares	4	2,660
Grand Canyon Education Inc.	46	4,275	*
H&R Block Inc.	203	4,789
Houghton Mifflin Harcourt Co.	164	1,717	*
K12 Inc.	38	1,197	*
Laureate Education Inc., Class A Shares	54	864	*
Regis Corp.	42	783	*
ServiceMaster Global Holdings Inc.	128	4,991	*
Sotheby’s	49	1,979	*
Strategic Education Inc.	25	2,735
U.S. Service Corp. International	180	7,726
Weight Watchers International Inc.	47	1,504	*

Total Diversified Consumer Services		51,788

Hotels, Restaurants & Leisure - 1.7%
Aramark	15	494
Caesars Entertainment Corp.	102	932	*
Carnival Corp.	43	2,476
Chipotle Mexican Grill Inc.	2	1,059	*
Cracker Barrel Old Country Store Inc.	4	669
Darden Restaurants Inc.	9	944
Dave & Buster’s Entertainment Inc.	9	463
Domino’s Pizza Inc.	3	851
Dunkin’ Brands Group Inc.	10	684
Extended Stay America Inc.	32	547
Hilton Worldwide Holdings Inc.	37	2,756
Las Vegas Sands Corp.	38	2,218
Marriott International Inc., Class A Shares	31	3,550
Marriott Vacations Worldwide Corp.	5	443
McDonald’s Corp.	73	13,051
MGM Resorts International	48	1,413
Norwegian Cruise Line Holdings Ltd.	13	669	*
Royal Caribbean Cruises Ltd.	17	2,041
Six Flags Entertainment Corp.	14	862
Starbucks Corp.	129	8,790
Texas Roadhouse Inc.	7	426
Vail Resorts Inc.	3	565

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Wendy’s Co.	39	$676
Wyndham Hotels & Resorts Inc.	7	344
Wynn Resorts Ltd.	10	1,230
Yum! Brands Inc.	33	3,101

Total Hotels, Restaurants & Leisure		51,254

Household Durables - 0.9%
Cavco Industries Inc.	4	665	*
DR Horton Inc.	81	3,115
Garmin Ltd.	24	1,660
Helen of Troy Ltd.	7	812	*
Installed Building Products Inc.	11	463	*
iRobot Corp.	10	898	*
KB Home	25	535
La-Z-Boy Inc.	16	474
Leggett & Platt Inc.	22	901
Lennar Corp., Class A Shares	62	2,940
M/I Homes Inc.	15	397	*
MDC Holdings Inc.	14	461
Meritage Homes Corp.	11	496	*
Mohawk Industries Inc.	14	1,803	*
Newell Brands Inc.	119	2,524
NVR Inc.	1	2,660	*
PulteGroup Inc.	54	1,502
Taylor Morrison Home Corp., Class A Shares	25	473	*
Tempur Sealy International Inc.	13	689	*
Toll Brothers Inc.	21	776
TopBuild Corp.	13	687	*
Tupperware Brands Corp.	12	327
Whirlpool Corp.	15	1,995

Total Household Durables		27,253

Internet & Direct Marketing Retail - 2.0%
Amazon.com Inc.	28	48,124	*
Booking Holdings Inc.	3	5,498	*
eBay Inc.	55	1,851	*
Expedia Group Inc.	12	1,431
Groupon Inc.	97	366	*
GrubHub Inc.	7	563	*
MercadoLibre Inc.	3	1,092

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - (continued)
Qurate Retail Inc.	58	$1,262	*
Wayfair Inc., Class A Shares	5	547	*

Total Internet & Direct Marketing Retail		60,734

Multiline Retail - 1.9%
Big Lots Inc.	26	820
Dillard’s Inc., Class A Shares	5	334
Dollar General Corp.	119	13,736
Dollar Tree Inc.	113	10,942	*
JC Penney Co. Inc.	327	431	*
Kohl’s Corp.	72	4,946
Macy’s Inc.	157	4,129
Nordstrom Inc.	63	2,924
Ollie’s Bargain Outlet Holdings Inc.	29	2,267	*
Target Corp.	228	16,644

Total Multiline Retail		57,173

Specialty Retail - 1.8%
Advance Auto Parts Inc.	8	1,274
AutoNation Inc.	10	387	*
AutoZone Inc.	2	1,695	*
Best Buy Co. Inc.	26	1,540
Burlington Stores Inc.	9	1,545	*
CarMax Inc.	19	1,117	*
Five Below Inc.	4	495	*
Foot Locker Inc.	13	727
Gap Inc.	30	763
Home Depot Inc.	101	18,537
L Brands Inc.	28	779
Lithia Motors Inc., Class A Shares	6	534
Lowe’s Cos. Inc.	71	6,827
Monro Inc.	7	502
Murphy USA Inc.	5	368	*
O’Reilly Automotive Inc.	8	2,757	*
RH	3	408	*
Ross Stores Inc.	34	3,132
Tiffany & Co.	12	1,065
TJX Cos. Inc.	124	6,166
Tractor Supply Co.	15	1,281
Ulta Beauty Inc.	6	1,751	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Urban Outfitters Inc.	12	$388	*
Williams-Sonoma Inc.	8	435

Total Specialty Retail		54,473

Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd.	43	1,827	*
Carter’s Inc.	14	1,161
Columbia Sportswear Co.	11	981
Crocs Inc.	20	574	*
Deckers Outdoor Corp.	10	1,285	*
Fossil Group Inc.	24	407	*
G-III Apparel Group Ltd	12	418	*
Hanesbrands Inc.	102	1,529
Lululemon Athletica Inc.	29	4,287	*
NIKE Inc., Class B Shares	325	26,611
PVH Corp.	20	2,182
Ralph Lauren Corp.	16	1,858
Skechers U.S.A. Inc., Class A Shares	44	1,196	*
Steven Madden Ltd.	28	914
Tapestry Inc.	76	2,942
Under Armour Inc., Class A Shares	61	1,265	*
Under Armour Inc., Class C Shares	59	1,117	*
VF Corp.	89	7,491
Wolverine World Wide Inc.	32	1,098

Total Textiles, Apparel & Luxury Goods		59,143

TOTAL CONSUMER DISCRETIONARY		416,275

CONSUMER STAPLES - 9.4%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	33	1,559
Coca-Cola Co.	482	23,199
Constellation Brands Inc., Class A Shares	18	3,126
Molson Coors Brewing Co., Class B Shares	21	1,399
Monster Beverage Corp.	52	2,976	*
PepsiCo Inc.	168	18,929

Total Beverages		51,188

Food & Staples Retailing - 1.7%
Casey’s General Stores Inc.	7	901
Costco Wholesale Corp.	60	12,878
Kroger Co.	101	2,861
Performance Food Group Co.	26	888	*
Sprouts Farmers Market Inc.	28	671	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Sysco Corp.	68	$4,342
US Foods Holding Corp.	35	1,180	*
Walgreens Boots Alliance Inc.	114	8,238
Walmart Inc.	201	19,262

Total Food & Staples Retailing		51,221

Food Products - 1.7%
Archer-Daniels-Midland Co.	85	3,817
B&G Foods Inc.	13	347
Bunge Ltd.	21	1,156
Calavo Growers Inc.	6	488
Campbell Soup Co.	25	886
Conagra Brands Inc.	68	1,472
Darling Ingredients Inc.	38	808	*
Flowers Foods Inc.	42	826
General Mills Inc.	96	4,266
Hain Celestial Group Inc.	23	422	*
Hershey Co.	22	2,334
Hormel Foods Corp.	48	2,031
Hostess Brands Inc.	45	517	*
Ingredion Inc.	9	891
J & J Snack Foods Corp.	3	463
JM Smucker Co.	21	2,203
John B Sanfilippo & Son Inc.	6	410
Kellogg Co.	37	2,183
Kraft Heinz Co.	97	4,662
Lamb Weston Holdings Inc.	21	1,518
Lancaster Colony Corp.	4	636
McCormick & Co. Inc., Non Voting Shares	20	2,473
Mondelez International Inc., Class A Shares	243	11,241
Post Holdings Inc.	13	1,207	*
Sanderson Farms Inc.	4	492
TreeHouse Foods Inc.	12	700	*
Tyson Foods Inc., Class A Shares	49	3,034

Total Food Products		51,483

Household Products - 1.8%
Church & Dwight Co. Inc.	34	2,197
Clorox Co.	16	2,374
Colgate-Palmolive Co.	118	7,632
Energizer Holdings Inc.	15	711
Kimberly-Clark Corp.	49	5,458

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Household Products - (continued)
Procter & Gamble Co.	362	$34,922
WD-40 Co.	3	545

Total Household Products		53,839

Personal Products - 0.9%
Avon Products Inc.	326	763	*
Coty Inc., Class A Shares	273	2,118
Edgewell Personal Care Co.	35	1,381	*
Estee Lauder Cos. Inc., Class A Shares	114	15,552
Herbalife Nutrition Ltd.	57	3,403	*
Inter Parfums Inc.	8	532
Medifast Inc.	6	763
Nu Skin Enterprises Inc. , Class A Shares	32	2,101
USANA Health Sciences Inc.	5	585	*

Total Personal Products		27,198

Tobacco - 1.6%
Altria Group Inc.	431	21,270
Philip Morris International Inc.	354	27,159
Universal Corp.	8	461
Vector Group Ltd.	37	407

Total Tobacco		49,297

TOTAL CONSUMER STAPLES		284,226

ENERGY - 8.1%
Energy Equipment & Services - 4.0%
Apergy Corp.	51	1,715	*
Archrock Inc.	111	1,048
Baker Hughes a GE Co.	376	8,862
C&J Energy Services Inc.	56	900	*
Cactus Inc., Class A Shares	29	952	*
Core Laboratories N.V.	26	1,754
Diamond Offshore Drilling Inc.	52	568	*
Dril-Quip Inc.	27	1,011	*
Ensco PLC, Class A Shares	300	1,320
Exterran Corp.	20	347	*
Forum Energy Technologies Inc.	82	403	*
Frank’s International NV	83	472	*
Halliburton Co.	644	20,196
Helix Energy Solutions Group Inc.	83	567	*
Helmerich & Payne Inc.	82	4,591
Keane Group Inc.	56	564	*
Matrix Service Co.	29	622	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
McDermott International Inc.	108	$953	*
Nabors Industries Ltd.	248	734
National Oilwell Varco Inc.	284	8,372
Newpark Resources Inc.	64	532	*
Nine Energy Service Inc.	22	528	*
Noble Corp. PLC	164	541	*
Oceaneering International Inc.	67	1,051	*
Oil States International Inc.	48	827	*
Patterson-UTI Energy Inc.	140	1,698
ProPetro Holding Corp.	71	1,160	*
Rowan Cos. PLC, Class A Shares	86	1,048	*
RPC Inc.	44	475
Schlumberger Ltd.	1,012	44,741
SEACOR Holdings Inc.	18	745	*
Select Energy Services Inc., Class A Shares	66	561	*
TechnipFMC PLC	321	7,370
Tidewater Inc.	22	473	*
Transocean Ltd.	271	2,322	*
U.S. Silica Holdings Inc.	64	863
Unit Corp.	30	479	*

Total Energy Equipment & Services		121,365

Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	55	2,603
Antero Resources Corp.	37	372	*
Apache Corp.	49	1,608
Cabot Oil & Gas Corp.	58	1,447
Cheniere Energy Inc.	24	1,576	*
Chesapeake Energy Corp.	199	567	*
Chevron Corp.	187	21,440
Cimarex Energy Co.	5	377
Concho Resources Inc.	16	1,917
ConocoPhillips	116	7,852
Continental Resources Inc.	15	693	*
Delek US Holdings Inc.	20	650
Devon Energy Corp.	56	1,492
Diamondback Energy Inc.	12	1,237
EOG Resources Inc.	57	5,654
EQT Corp.	30	584
Equitrans Midstream Corp.	24	500
Exxon Mobil Corp.	411	30,118

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Hess Corp.	21	$1,134
HollyFrontier Corp.	18	1,014
Kinder Morgan Inc.	201	3,638
Marathon Oil Corp.	95	1,500
Marathon Petroleum Corp.	72	4,771
Murphy Oil Corp.	30	821
Newfield Exploration Co.	21	384	*
Noble Energy Inc.	55	1,229
Occidental Petroleum Corp.	75	5,008
ONEOK Inc.	41	2,633
Parsley Energy Inc., Class A Shares	19	353	*
PBF Energy Inc., Class A Shares	23	842
PDC Energy Inc.	14	456	*
Phillips 66	43	4,103
Pioneer Natural Resources Co.	17	2,419
QEP Resources Inc.	62	513	*
Range Resources Corp.	29	320
SM Energy Co.	22	432
Southwestern Energy Co.	122	533	*
Tallgrass Energy LP	32	763
Targa Resources Corp.	31	1,333
Texas Pacific Land Trust	1	695
Valero Energy Corp.	43	3,776
Whiting Petroleum Corp.	19	544	*
Williams Cos Inc.	121	3,259
WPX Energy Inc.	58	711	*

Total Oil, Gas & Consumable Fuels		123,871

TOTAL ENERGY		245,236

FINANCIALS - 10.0%
Banks - 1.3%
1st Source Corp.	12	545
Bank of America Corp.	225	6,406
BB&T Corp.	16	781
Citigroup Inc.	55	3,545
City Holding Co.	21	1,505
Comerica Inc.	9	709
East-West Bancorp Inc.	11	554
Fifth Third Bancorp	19	510
First Commonwealth Financial Corp.	79	1,074
First Interstate BancSystem Inc., Class A Shares	19	739

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
First Republic Bank	5	$483
FNB Corp.	50	582
Huntington Bancshares Inc.	61	808
JPMorgan Chase & Co.	74	7,659
KeyCorp	26	428
PNC Financial Services Group Inc.	14	1,717
Regions Financial Corp.	39	592
Sandy Spring Bancorp Inc.	35	1,141
SunTrust Banks Inc.	11	654
Tompkins Financial Corp.	9	662
U.S. Bancorp	36	1,842
Wells Fargo & Co.	97	4,744
Zions Bancorp NA	15	714

Total Banks		38,394

Capital Markets - 1.3%
Affiliated Managers Group Inc.	4	420
Ameriprise Financial Inc.	5	633
Bank of New York Mellon Corp.	52	2,721
BlackRock Inc.	6	2,491
Cboe Global Markets Inc.	8	746
Charles Schwab Corp.	61	2,853
CME Group Inc.	16	2,917
E*TRADE Financial Corp.	13	607
Eaton Vance Corp.	9	347
FactSet Research Systems Inc.	4	875
Franklin Resources Inc.	25	740
Goldman Sachs Group Inc.	17	3,366
Intercontinental Exchange Inc.	34	2,610
Invesco Ltd.	34	619
Janus Henderson Group PLC	21	458
MarketAxess Holdings Inc.	3	644
Moody’s Corp.	11	1,744
Morgan Stanley	67	2,834
Morningstar Inc.	5	621
MSCI Inc.	8	1,362
Nasdaq Inc.	10	880
Northern Trust Corp.	16	1,415
Raymond James Financial Inc.	6	483
S&P Global Inc.	16	3,066
SEI Investments Co.	12	570

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - (continued)
State Street Corp.	21	$1,489
T Rowe Price Group Inc.	15	1,402
TD Ameritrade Holding Corp.	13	727

Total Capital Markets		39,640

Consumer Finance - 1.3%
Ally Financial Inc.	106	2,762
American Express Co.	141	14,481
Capital One Financial Corp.	93	7,495
Credit Acceptance Corp.	2	796	*
Discover Financial Services	70	4,724
Encore Capital Group Inc.	15	443	*
FirstCash Inc.	12	989
Green Dot Corp., Class A Shares	16	1,184	*
Navient Corp.	96	1,095
OneMain Holdings Inc.	17	508
PRA Group Inc.	16	472	*
SLM Corp.	132	1,414	*
Synchrony Financial	146	4,386

Total Consumer Finance		40,749

Diversified Financial Services - 1.2%
Berkshire Hathaway Inc., Class B Shares	169	34,736	*
Cannae Holdings Inc.	47	909	*
Jefferies Financial Group Inc.	35	728
Voya Financial Inc.	34	1,579

Total Diversified Financial Services		37,952

Insurance - 1.2%
Aflac Inc.	46	2,194
Allstate Corp.	23	2,021
American International Group Inc.	44	1,902
Aon PLC	15	2,343
Arch Capital Group Ltd.	21	616	*
Arthur J Gallagher & Co.	7	523
Assured Guaranty Ltd.	11	446
Axis Capital Holdings Ltd.	9	482
Brown & Brown Inc.	16	435
CHUBB Ltd.	23	3,060
Cincinnati Financial Corp.	5	406
CNO Financial Group Inc.	22	393
Everest Re Group Ltd.	3	657
Fidelity National Financial Inc.	23	832

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
Hartford Financial Services Group Inc.	24	$1,126
Lincoln National Corp.	19	1,111
Markel Corp.	1	1,054	*
Marsh & McLennan Cos. Inc.	28	2,469
MetLife Inc.	44	2,010
Principal Financial Group Inc.	23	1,152
Progressive Corp.	37	2,490
Prudential Financial Inc.	26	2,396
Reinsurance Group of America Inc.	4	578
Renaissancere Holdings Ltd.	4	552
Torchmark Corp.	5	419
Travelers Cos. Inc.	17	2,134
Unum Group	16	556
Willis Towers Watson PLC	5	814

Total Insurance		35,171

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
AG Mortgage Investment Trust Inc.	46	829
AGNC Investment Corp.	458	8,203
Annaly Capital Management Inc.	1,314	13,718
Anworth Mortgage Asset Corp.	108	483
Apollo Commercial Real Estate Finance Inc.	162	2,948
Arbor Realty Trust Inc.	96	1,148
ARMOUR Residential REIT Inc.	54	1,135
Blackstone Mortgage Trust Inc., Class A Shares	107	3,690
Capstead Mortgage Corp.	111	818
Chimera Investment Corp.	184	3,502
Colony Credit Real Estate Inc.	83	1,387
Dynex Capital Inc.	105	632
Exantas Capital Corp.	91	962
Granite Point Mortgage Trust Inc.	34	664
Invesco Mortgage Capital Inc.	122	1,964
Ladder Capital Corp.	93	1,610
MFA Financial Inc.	483	3,540
New Residential Investment Corp.	360	6,113
New York Mortgage Trust Inc.	233	1,463
PennyMac Mortgage Investment Trust	78	1,579
Ready Capital Corp.	28	438
Redwood Trust Inc.	94	1,516
Starwood Property Trust Inc.	308	6,801

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
TPG RE Finance Trust Inc.	33	$654
Two Harbors Investment Corp.	259	3,779

Total Mortgage Real Estate Investment Trusts (REITs)		69,576

Thrifts & Mortgage Finance - 1.4%
Axos Financial Inc.	43	1,305	*
Beneficial Bancorp Inc.	65	1,013
Capitol Federal Financial Inc.	136	1,750
Dime Community Bancshares Inc.	23	454
Essent Group Ltd.	77	3,061	*
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	708
First Defiance Financial Corp.	30	845
Flagstar Bancorp Inc.	31	956	*
HomeStreet Inc.	35	856	*
Kearny Financial Corp.	74	950
LendingTree Inc.	9	2,667	*
Meridian Bancorp Inc.	49	776
Meta Financial Group Inc.	24	565
MGIC Investment Corp.	279	3,482	*
Mr Cooper Group Inc.	81	1,247	*
New York Community Bancorp Inc.	456	5,299
NMI Holdings Inc., Class A Shares	48	1,056	*
Northfield Bancorp Inc.	47	673
Northwest Bancshares Inc.	105	1,852
OceanFirst Financial Corp.	57	1,369
Oritani Financial Corp.	27	455
Provident Financial Services Inc.	67	1,656
Radian Group Inc.	207	3,983
TFS Financial Corp.	48	783
United Financial Bancorp Inc.	78	1,155
Walker & Dunlop Inc.	19	913
Washington Federal Inc.	67	1,949
Waterstone Financial Inc.	24	377
WSFS Financial Corp.	37	1,560

Total Thrifts & Mortgage Finance		43,715

TOTAL FINANCIALS		305,197

HEALTH CARE - 11.8%
Biotechnology - 2.1%
AbbVie Inc.	124	9,956
ACADIA Pharmaceuticals Inc.	35	797	*
Agios Pharmaceuticals Inc.	13	697	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Alexion Pharmaceuticals Inc.	18	$2,213	*
Alnylam Pharmaceuticals Inc.	8	668	*
Amgen Inc.	54	10,104
Array BioPharma Inc.	48	896	*
Biogen Inc.	17	5,674	*
BioMarin Pharmaceutical Inc.	12	1,178	*
Bluebird Bio Inc.	4	534	*
Blueprint Medicines Corp.	10	721	*
Celgene Corp.	61	5,396	*
Exact Sciences Corp.	18	1,621	*
Exelixis Inc.	38	896	*
FibroGen Inc.	9	511	*
Gilead Sciences Inc.	104	7,281
Incyte Corp.	14	1,128	*
Ionis Pharmaceuticals Inc.	10	580	*
Ligand Pharmaceuticals Inc.	3	354	*
Loxo Oncology Inc.	6	1,408	*
Neurocrine Biosciences Inc.	9	794	*
Regeneron Pharmaceuticals Inc.	6	2,576	*
Sage Therapeutics Inc.	5	713	*
Sarepta Therapeutics Inc.	5	699	*
Seattle Genetics Inc.	11	841	*
Ultragenyx Pharmaceutical Inc.	7	345	*
United Therapeutics Corp.	5	577	*
Vertex Pharmaceuticals Inc.	20	3,818	*

Total Biotechnology		62,976

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	126	9,195
ABIOMED Inc.	4	1,404	*
Align Technology Inc.	6	1,494	*
Avanos Medical Inc.	11	501	*
Baxter International Inc.	36	2,610
Becton Dickinson and Co.	17	4,241
Boston Scientific Corp.	106	4,044	*
Cantel Medical Corp.	5	407
Cooper Cos. Inc.	4	1,115
Danaher Corp.	44	4,880
DENTSPLY SIRONA Inc.	24	1,007
Dexcom Inc.	7	987	*
Edwards Lifesciences Corp.	15	2,556	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Globus Medical Inc., Class A Shares	15	$676	*
Hill-Rom Holdings Inc.	6	600
Hologic Inc.	26	1,154	*
IDEXX Laboratories Inc.	8	1,702	*
Insulet Corp.	6	487	*
Integra LifeSciences Holdings Corp.	8	379	*
Intuitive Surgical Inc.	9	4,713	*
LivaNova PLC	9	831	*
Masimo Corp.	7	871	*
Medtronic PLC	97	8,574
Neogen Corp.	5	305	*
Penumbra Inc.	5	728	*
ResMed Inc.	15	1,427
STERIS PLC	8	912
Stryker Corp.	24	4,262
Teleflex Inc.	4	1,094
Varian Medical Systems Inc.	8	1,056	*
West Pharmaceutical Services Inc.	6	650
Zimmer Biomet Holdings Inc.	11	1,205

Total Health Care Equipment & Supplies		66,067

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	10	834
Anthem Inc.	16	4,848
Cardinal Health Inc.	17	849
Centene Corp.	15	1,959	*
Cigna Corp.	25	4,995
CVS Health Corp.	79	5,178
DaVita Inc.	8	449	*
Encompass Health Corp.	8	535
HCA Healthcare Inc.	17	2,370
Henry Schein Inc.	8	622	*
Humana Inc.	8	2,472
Laboratory Corp. of America Holdings	5	697	*
McKesson Corp.	16	2,052
MEDNAX Inc.	12	433	*
Molina Healthcare Inc.	5	665	*
Quest Diagnostics Inc.	7	611
UnitedHealth Group Inc.	60	16,212

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Universal Health Services Inc., Class B Shares	4	$530
WellCare Health Plans Inc.	4	1,106	*

Total Health Care Providers & Services		47,417

Health Care Technology - 2.1%
Allscripts Healthcare Solutions Inc.	237	2,794	*
athenahealth Inc.	48	6,468	*
Castlight Health Inc., Class B Shares	184	547	*
Cerner Corp.	325	17,846	*
Computer Programs & Systems Inc.	22	577
Evolent Health Inc., Class A Shares	89	1,574	*
HealthStream Inc.	27	679
HMS Holdings Corp.	109	3,269	*
Inovalon Holdings Inc., Class A Shares	74	1,058	*
Medidata Solutions Inc.	69	4,896	*
NextGen Healthcare Inc.	66	1,167	*
Omnicell Inc.	47	3,061	*
Tabula Rasa HealthCare Inc.	25	1,507	*
Teladoc Health Inc.	67	4,301	*
Veeva Systems Inc., Class A Shares	133	14,505	*
Vocera Communications Inc.	31	1,265	*

Total Health Care Technology		65,514

Life Sciences Tools & Services - 2.1%
Agilent Technologies Inc.	76	5,780
Bio-Rad Laboratories Inc., Class A Shares	7	1,749	*
Bio-Techne Corp.	13	2,268
Bruker Corp.	42	1,472
Cambrex Corp.	11	480	*
Charles River Laboratories International Inc.	12	1,478	*
Illumina Inc.	35	9,793	*
IQVIA Holdings Inc.	40	5,160	*
Medpace Holdings Inc.	16	1,030	*
Mettler-Toledo International Inc.	6	3,829	*
NeoGenomics Inc.	47	781	*
PerkinElmer Inc.	26	2,353
PRA Health Sciences Inc.	14	1,484	*
Syneos Health Inc.	15	766	*
Thermo Fisher Scientific Inc.	94	23,093
Waters Corp.	17	3,931	*

Total Life Sciences Tools & Services		65,447

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.7%
Allergan PLC	18	$2,592
Bristol-Myers Squibb Co.	72	3,555
Eli Lilly & Co.	43	5,154
Jazz Pharmaceuticals PLC	5	629	*
Johnson & Johnson	115	15,304
Merck & Co. Inc.	118	8,783
Mylan NV	31	928	*
Nektar Therapeutics	12	508	*
Perrigo Co. PLC	11	511
Pfizer Inc.	259	10,995
Zoetis Inc.	26	2,240

Total Pharmaceuticals		51,199

TOTAL HEALTH CARE		358,620

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.9%
Arconic Inc.	28	527
Boeing Co.	24	9,255
BWX Technologies Inc.	8	371
General Dynamics Corp.	9	1,541
Harris Corp.	7	1,072
Hexcel Corp.	11	745
L3 Technologies Inc.	2	394
Lockheed Martin Corp.	10	2,897
Northrop Grumman Corp.	7	1,929
Raytheon Co.	12	1,977
Spirit AeroSystems Holdings Inc., Class A Shares	11	917
Textron Inc.	19	1,011
TransDigm Group Inc.	2	782	*
United Technologies Corp.	32	3,778

Total Aerospace & Defense		27,196

Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc.	25	2,169
Expeditors International of Washington Inc.	39	2,703
FedEx Corp.	55	9,766
Forward Air Corp.	7	410
Hub Group Inc. , Class A Shares	9	401	*
United Parcel Service Inc., Class B Shares	152	16,021
XPO Logistics Inc.	26	1,580	*

Total Air Freight & Logistics		33,050

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Building Products - 1.1%
AAON Inc.	20	$739
Allegion PLC	25	2,147
American Woodmark Corp.	6	420	*
AO Smith Corp.	41	1,962
Apogee Enterprises Inc.	17	579
Armstrong World Industries Inc.	19	1,293
Builders FirstSource Inc.	47	621	*
Continental Building Products Inc.	15	395	*
CSW Industrials Inc.	9	465	*
Fortune Brands Home & Security Inc.	40	1,812
Gibraltar Industries Inc.	13	463	*
JELD-WEN Holding Inc.	46	821	*
Johnson Controls International PLC	242	8,172
Lennox International Inc.	11	2,522
Masco Corp.	81	2,625
Masonite International Corp.	12	686	*
Owens Corning	25	1,310
Patrick Industries Inc.	12	479	*
PGT Innovations Inc.	33	549	*
Quanex Building Products Corp.	23	360
Resideo Technologies Inc.	19	417	*
Simpson Manufacturing Co. Inc.	17	1,043
Trex Co. Inc.	22	1,535	*
Universal Forest Products Inc.	27	832
USG Corp.	22	949

Total Building Products		33,196

Commercial Services & Supplies - 1.0%
Brady Corp., Class A Shares	11	492
Brink’s Co.	16	1,185
Cimpress NV	4	333	*
Cintas Corp.	15	2,813
Clean Harbors Inc.	11	651	*
Copart Inc.	42	2,127	*
Covanta Holding Corp.	53	853
Deluxe Corp.	17	799
Healthcare Services Group Inc.	26	1,134
Herman Miller Inc.	16	548
KAR Auction Services Inc.	21	1,092
Matthews International Corp., Class A Shares	10	445
McGrath RentCorp.	11	554

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Mobile Mini Inc.	14	$529
MSA Safety Inc.	6	601
Pitney Bowes Inc.	68	490
Republic Services Inc.	30	2,301
Rollins Inc.	13	484
Stericycle Inc.	12	529	*
UniFirst Corp.	3	415
US Ecology Inc.	7	446
Viad Corp.	9	474
Waste Connections Inc.	47	3,927
Waste Management Inc.	67	6,410

Total Commercial Services & Supplies		29,632

Construction & Engineering - 1.3%
AECOM	132	4,040	*
Aegion Corp.	38	690	*
Arcosa Inc.	40	1,177
Argan Inc.	20	844
Comfort Systems USA Inc.	35	1,679
Dycom Industries Inc.	22	1,277	*
EMCOR Group Inc.	46	3,001
Fluor Corp.	118	4,315
Granite Construction Inc.	40	1,729
Great Lakes Dredge & Dock Corp.	154	1,089	*
Jacobs Engineering Group Inc.	102	6,610
KBR Inc.	91	1,565
MasTec Inc.	48	2,130	*
MYR Group Inc.	17	518	*
NV5 Global Inc.	15	1,062	*
Primoris Services Corp.	27	539
Quanta Services Inc.	122	4,311
Tutor Perini Corp.	56	964	*
Valmont Industries Inc.	15	1,935
Willscot Corp.	57	584	*

Total Construction & Engineering		40,059

Electrical Equipment - 0.9%
Acuity Brands Inc.	6	725
AMETEK Inc.	43	3,135
Eaton Corp. PLC	79	6,024
Emerson Electric Co.	117	7,660
EnerSys	8	682

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - (continued)
Generac Holdings Inc.	17	$900	*
Hubbell Inc.	10	1,093
nVent Electric PLC	16	400
Regal Beloit Corp.	6	461
Rockwell Automation Inc.	24	4,069
Sensata Technologies Holding PLC	36	1,710	*
Thermon Group Holdings Inc.	18	415	*

Total Electrical Equipment		27,274

Industrial Conglomerates - 1.8%
3M Co.	91	18,227
General Electric Co.	1,475	14,986
Honeywell International Inc.	114	16,374
Roper Technologies Inc.	16	4,532

Total Industrial Conglomerates		54,119

Machinery - 0.9%
AGCO Corp.	6	385
Allison Transmission Holdings Inc.	12	584
Barnes Group Inc.	6	355
Caterpillar Inc.	32	4,261
Cummins Inc.	8	1,177
Deere & Co.	16	2,624
Donaldson Co. Inc.	10	473
Dover Corp.	13	1,142
ESCO Technologies Inc.	8	521
Flowserve Corp.	11	485
Fortive Corp.	15	1,125
Graco Inc.	15	650
IDEX Corp.	6	827
Illinois Tool Works Inc.	14	1,922
Ingersoll-Rand PLC	10	1,000
ITT Inc.	14	736
Lincoln Electric Holdings Inc.	5	432
Middleby Corp.	5	588	*
Nordson Corp.	5	648
Oshkosh Corp.	7	525
PACCAR Inc.	16	1,048
Parker-Hannifin Corp.	6	989
Pentair PLC	16	659
Snap-on Inc.	5	830
Stanley Black & Decker Inc.	7	885

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Machinery - (continued)
Toro Co.	8	$476
WABCO Holdings Inc.	5	571	*
Wabtec Corp.	9	623
Woodward Inc.	6	545
Xylem Inc.	15	1,069

Total Machinery		28,155

Professional Services - 1.0%
ASGN Inc.	15	945	*
CBIZ Inc.	30	588	*
CoStar Group Inc.	9	3,517	*
Dun & Bradstreet Corp.	10	1,447
Equifax Inc.	25	2,676
Exponent Inc.	12	600
FTI Consulting Inc.	13	888	*
ICF International Inc.	8	527
IHS Markit Ltd.	83	4,309	*
Insperity Inc.	12	1,280
Kelly Services Inc., Class A Shares	19	426
Korn/Ferry	20	912
ManpowerGroup Inc.	18	1,423
Nielsen Holdings PLC	68	1,746
Resources Connection Inc.	33	551
Robert Half International Inc.	23	1,482
TransUnion	33	2,007
TriNet Group Inc.	18	822	*
TrueBlue Inc.	21	512	*
Verisk Analytics Inc.	36	4,227	*
WageWorks Inc.	11	347	*

Total Professional Services		31,232

Road & Rail - 1.3%
AMERCO	2	725
Avis Budget Group Inc.	18	480	*
CSX Corp.	112	7,358
Genesee & Wyoming Inc., Class A Shares	10	785	*
J.B. Hunt Transport Services Inc.	17	1,820
Kansas City Southern	18	1,904
Knight-Swift Transportation Holdings Inc.	26	826
Landstar System Inc.	7	711
Norfolk Southern Corp.	37	6,206
Old Dominion Freight Line Inc.	11	1,495

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Ryder System Inc.	9	$521
Union Pacific Corp.	101	16,066
Werner Enterprises Inc.	13	428

Total Road & Rail		39,325

Trading Companies & Distributors - 1.4%
Air Lease Corp.	30	1,138
Aircastle Ltd.	32	667
Applied Industrial Technologies Inc.	15	885
Beacon Roofing Supply Inc.	19	690	*
BMC Stock Holdings Inc.	55	944	*
DXP Enterprises Inc.	18	592	*
Fastenal Co.	126	7,618
GATX Corp.	19	1,438
GMS Inc.	23	435	*
H&E Equipment Services Inc.	22	589
HD Supply Holdings Inc.	83	3,481	*
Herc Holdings Inc.	12	445	*
Kaman Corp.	14	828
MRC Global Inc.	52	812	*
MSC Industrial Direct Co. Inc. , Class A Shares	24	2,004
NOW Inc.	48	650	*
Rush Enterprises Inc., Class A Shares	17	650
SiteOne Landscape Supply Inc.	14	746	*
Titan Machinery Inc.	34	637	*
Triton International Ltd.	35	1,258
United Rentals Inc.	37	4,635	*
Univar Inc.	37	771	*
Veritiv Corp.	16	546	*
W.W. Grainger Inc.	21	6,203
Watsco Inc.	10	1,475
WESCO International Inc.	26	1,363	*

Total Trading Companies & Distributors		41,500

TOTAL INDUSTRIALS		384,738

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.4%
Acacia Communications Inc.	17	740	*
Arista Networks Inc.	14	3,007	*
Arris International PLC	35	1,098	*
Ciena Corp.	44	1,676	*
Cisco Systems Inc.	1,055	49,891

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
CommScope Holding Co. Inc.	57	$1,192	*
EchoStar Corp., Class A Shares	12	492	*
F5 Networks Inc.	17	2,736	*
Finisar Corp.	19	433	*
InterDigital Inc.	7	510
Juniper Networks Inc.	93	2,412
Lumentum Holdings Inc.	14	685	*
Motorola Solutions Inc.	35	4,092
NETGEAR Inc.	7	277	*
NetScout Systems Inc.	17	441	*
Plantronics Inc.	13	504
Ubiquiti Networks Inc.	4	433
ViaSat Inc.	21	1,316	*
Viavi Solutions Inc.	54	600	*

Total Communications Equipment		72,535

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A Shares	37	3,253
Anixter International Inc.	7	425	*
Arlo Technologies Inc.	13	93	*
Arrow Electronics Inc.	13	987	*
Avnet Inc.	21	865
Badger Meter Inc.	10	528
CDW Corp.	22	1,832
Cognex Corp.	20	910
Coherent Inc.	4	473	*
Corning Inc.	100	3,326
Dolby Laboratories Inc., Class A Shares	9	582
Flex Ltd.	84	808	*
FLIR Systems Inc.	16	782
IPG Photonics Corp.	4	532	*
Itron Inc.	8	437	*
Jabil Inc.	20	533
Keysight Technologies Inc.	26	1,925	*
Knowles Corp.	30	468	*
Littelfuse Inc.	3	527
National Instruments Corp.	21	929
OSI Systems Inc.	5	448	*
Plexus Corp.	8	449	*
Rogers Corp.	5	635	*
TE Connectivity Ltd.	45	3,643

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Trimble Inc.	37	$1,393	*
Vishay Intertechnology Inc.	25	487
Zebra Technologies Corp., Class A	6	1,042	*

Total Electronic Equipment, Instruments & Components		28,312

IT Services - 2.6%
Accenture PLC, Class A Shares	41	6,295
Akamai Technologies Inc.	12	781	*
Alliance Data Systems Corp.	2	355
Automatic Data Processing Inc.	31	4,335
Broadridge Financial Solutions Inc.	5	504
Cognizant Technology Solutions Corp., Class A Shares	42	2,927
DXC Technology Co.	23	1,475
EPAM Systems Inc.	8	1,132	*
Fidelity National Information Services Inc.	23	2,404
First Data Corp., Class A Shares	47	1,159	*
Fiserv Inc.	29	2,405	*
FleetCor Technologies Inc.	4	807	*
Gartner Inc.	5	679	*
Global Payments Inc.	5	561
GoDaddy Inc., Class A Shares	14	961	*
International Business Machines Corp.	60	8,065
Jack Henry & Associates Inc.	4	534
Leidos Holdings Inc.	17	986
Mastercard Inc., Class A Shares	58	12,245
Paychex Inc.	23	1,628
PayPal Holdings Inc.	71	6,302	*
Sabre Corp.	18	414
Square Inc., Class A Shares	25	1,784	*
Total System Services Inc.	6	538
VeriSign Inc.	6	1,016	*
Visa Inc., Class A Shares	112	15,121
WEX Inc.	5	807	*
Worldpay Inc., Class A Shares	22	1,837	*

Total IT Services		78,057

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices Inc.	80	1,953	*
Analog Devices Inc.	28	2,768
Applied Materials Inc.	79	3,087
Broadcom Inc.	35	9,389
Cypress Semiconductor Corp.	30	416

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Entegris Inc.	29	$958
First Solar Inc.	14	708	*
Integrated Device Technology Inc.	20	977	*
Intel Corp.	373	17,576
KLA-Tencor Corp.	16	1,705
Lam Research Corp.	13	2,205
Marvell Technology Group Ltd.	50	927
Maxim Integrated Products Inc.	27	1,465
Microchip Technology Inc.	19	1,527
Micron Technology Inc.	87	3,325	*
NVIDIA Corp.	47	6,756
ON Semiconductor Corp.	47	942	*
Qorvo Inc.	15	980	*
QUALCOMM Inc.	110	5,447
Semtech Corp.	12	583	*
Skyworks Solutions Inc.	14	1,023
Teradyne Inc.	26	936
Texas Instruments Inc.	71	7,148
Universal Display Corp.	6	623
Xilinx Inc.	25	2,799

Total Semiconductors & Semiconductor Equipment		76,223

Software - 2.4%
Adobe Inc.	22	5,452	*
ANSYS Inc.	4	657	*
Autodesk Inc.	8	1,178	*
Cadence Design Systems Inc.	14	672	*
CDK Global Inc.	6	294
Citrix Systems Inc.	10	1,025
Fortinet Inc.	8	613	*
Intuit Inc.	14	3,022
j2 Global Inc.	6	451
LogMeIn Inc.	6	558
Microsoft Corp.	328	34,253
Oracle Corp.	132	6,630
Palo Alto Networks Inc.	20	4,296	*
PTC Inc.	11	933	*
Red Hat Inc.	6	1,067	*
salesforce.com Inc.	32	4,863	*
ServiceNow Inc.	11	2,420	*
Splunk Inc.	7	874	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Software - (continued)
SS&C Technologies Holdings Inc.	10	$515
Symantec Corp.	22	463
Synopsys Inc.	6	560	*
Tyler Technologies Inc.	2	378	*
VMware Inc., Class A Shares	7	1,058
Workday Inc., Class A Shares	10	1,815	*

Total Software		74,047

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	377	62,748
Dell Technologies Inc., Class C Shares	8	389	*
Hewlett Packard Enterprise Co.	127	1,980
HP Inc.	133	2,930
NetApp Inc.	24	1,530
Seagate Technology PLC	30	1,328
Western Digital Corp.	24	1,080

Total Technology Hardware, Storage & Peripherals		71,985

TOTAL INFORMATION TECHNOLOGY		401,159

MATERIALS - 5.7%
Chemicals - 0.8%
Air Products & Chemicals Inc.	10	1,644
Albemarle Corp.	7	565
Cabot Corp.	7	328
Celanese Corp.	9	862
CF Industries Holdings Inc.	15	655
Chemours Co.	18	643
DowDuPont Inc.	116	6,242
Eastman Chemical Co.	9	725
Ecolab Inc.	11	1,740
FMC Corp.	9	718
HB Fuller Co.	8	395
International Flavors & Fragrances Inc.	5	709
Linde PLC	14	2,282
LyondellBasell Industries NV, Class A Shares	18	1,565
Mosaic Co.	20	646
Newmarket Corp.	1	401
Olin Corp.	16	378
PolyOne Corp.	10	324
PPG Industries Inc.	13	1,371
RPM International Inc.	8	457
Scotts Miracle-Gro Co.	5	372

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Chemicals - (continued)
Sensient Technologies Corp.	5	$314
Sherwin-Williams Co.	4	1,686

Total Chemicals		25,022

Containers & Packaging - 0.9%
AptarGroup Inc.	18	1,784
Avery Dennison Corp.	19	1,985
Ball Corp.	84	4,391
Bemis Co. Inc.	23	1,123
Berry Global Group Inc.	35	1,724	*
Crown Holdings Inc.	37	1,887	*
Graphic Packaging Holding Co.	79	954
Greif Inc., Class A Shares	10	390
International Paper Co.	95	4,506
Myers Industries Inc.	22	358
Owens-Illinois Inc.	36	722
Packaging Corp. of America	26	2,452
Sealed Air Corp.	42	1,659
Silgan Holdings Inc.	20	552
Sonoco Products Co.	29	1,670
Westrock Co.	59	2,402

Total Containers & Packaging		28,559

Metals & Mining - 4.0%
AK Steel Holding Corp.	397	1,171	*
Alcoa Corp.	222	6,589	*
Allegheny Technologies Inc.	142	3,889	*
Carpenter Technology Corp.	53	2,505
Century Aluminum Co.	100	920	*
Cleveland-Cliffs Inc.	318	3,406
Coeur Mining Inc.	251	1,293	*
Commercial Metals Co.	132	2,303
Compass Minerals International Inc.	37	1,933
Freeport-McMoRan Inc.	1,524	17,739
Haynes International Inc.	17	558
Hecla Mining Co.	519	1,401
Kaiser Aluminum Corp.	19	1,907
Materion Corp.	34	1,596
McEwen Mining Inc.	229	414
Newmont Mining Corp.	591	20,159
Nucor Corp.	344	21,067
Reliance Steel & Aluminum Co.	76	6,223

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Royal Gold Inc.	72	$6,291
Schnitzer Steel Industries Inc., Class A Shares	21	508
Steel Dynamics Inc.	256	9,367
SunCoke Energy Inc.	46	517	*
TimkenSteel Corp.	45	573	*
United States Steel Corp.	215	4,846
Warrior Met Coal Inc.	53	1,523
Worthington Industries Inc.	52	1,962

Total Metals & Mining		120,660

TOTAL MATERIALS		174,241

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	5	659
American Campus Comunities Inc.	9	414
American Homes 4 Rent, Class A Shares	17	376
American Tower Corp.	33	5,704
Apartment Investment & Management Co., Class A Shares	12	594
Apple Hospitality REIT Inc.	43	706
Ashford Hospitality Trust Inc.	100	495
AvalonBay Communities Inc.	12	2,315
Boston Properties Inc.	13	1,714
Brandywine Realty Trust	23	346
Brixmor Property Group Inc.	31	531
Colony Capital Inc.	68	413
CoreCivic Inc.	21	417
CoreSite Realty Corp.	5	494
Cousins Properties Inc.	62	549
Crown Castle International Corp.	30	3,512
CubeSmart	15	464
CyrusOne Inc.	8	434
DiamondRock Hospitality Co.	51	518
Digital Realty Trust Inc.	17	1,842
Duke Realty Corp.	30	877
EastGroup Properties Inc.	5	517
Equinix Inc.	6	2,364
Equity Residential	30	2,177
Essex Property Trust Inc.	6	1,627
Extra Space Storage Inc.	10	986
Federal Realty Investment Trust	7	928
First Industrial Realty Trust Inc.	13	425

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Front Yard Residential Corp.	66	$714
Gaming and Leisure Properties Inc.	19	712
GEO Group Inc.	18	406
Global Net Lease Inc.	27	524
Hannon Armstrong Sustainable Infrastructure Capital Inc.	31	700
HCP Inc.	40	1,262
Healthcare Trust of America Inc., Class A Shares	43	1,222
Hospitality Properties Trust	48	1,280
Host Hotels & Resorts Inc.	69	1,246
Invitation Homes Inc.	54	1,214
Iron Mountain Inc.	18	670
Kilroy Realty Corp.	8	564
Kimco Realty Corp.	36	612
Lamar Advertising Co., Class A Shares	8	596
Liberty Property Trust	13	613
Macerich Co.	12	554
Mid-America Apartment Communities Inc.	9	911
National Health Investors Inc.	5	416
National Retail Properties Inc.	11	580
Omega Healthcare Investors Inc.	16	643
Paramount Group Inc.	24	348
Park Hotels & Resorts Inc.	22	662
Pebblebrook Hotel Trust	22	705
PotlatchDeltic Corp.	10	369
Prologis Inc.	42	2,905
Public Storage	9	1,913
Realty Income Corp.	21	1,442
Regency Centers Corp.	12	780
Rexford Industrial Realty Inc.	18	605
RLJ Lodging Trust	22	408
RPT Realty	47	615
SBA Communications Corp.	11	2,008	*
Simon Property Group Inc.	24	4,371
SL Green Realty Corp.	8	739
STAG Industrial Inc.	14	386
Sun Communities Inc.	14	1,539
Sunstone Hotel Investors Inc.	24	343
Taubman Centers Inc.	13	647
Terreno Realty Corp.	21	847
UDR Inc.	23	1,006

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Uniti Group Inc.	39	$776
Ventas Inc.	29	1,870
VEREIT Inc.	174	1,406
Vornado Realty Trust	10	699
Welltower Inc.	32	2,480
Weyerhaeuser Co.	71	1,863
WP Carey Inc.	8	599
Xenia Hotels & Resorts Inc.	18	338

TOTAL REAL ESTATE		80,506

UTILITIES - 6.6%
Electric Utilities - 2.4%
ALLETE Inc.	11	846
Alliant Energy Corp.	37	1,645
American Electric Power Co. Inc.	73	5,776
Duke Energy Corp.	107	9,392
Edison International	51	2,905
El Paso Electric Co.	10	525
Entergy Corp.	31	2,765
Evergy Inc.	35	2,006
Eversource Energy	43	2,985
Exelon Corp.	148	7,069
FirstEnergy Corp.	72	2,822
Hawaiian Electric Industries Inc.	26	967
IDACORP Inc.	12	1,170
MGE Energy Inc.	9	579
NextEra Energy Inc.	71	12,708
OGE Energy Corp.	31	1,269
Otter Tail Corp.	13	630
PG&E Corp.	68	884	*
Pinnacle West Capital Corp.	14	1,234
PNM Resources Inc.	20	852
Portland General Electric Co.	21	1,015
PPL Corp.	102	3,195
Southern Co.	151	7,339
Xcel Energy Inc.	73	3,822

Total Electric Utilities		74,400

Gas Utilities - 1.8%
Atmos Energy Corp.	124	12,106
Chesapeake Utilities Corp.	21	1,902
National Fuel Gas Co.	93	5,329

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Gas Utilities - (continued)
New Jersey Resources Corp.		105	$5,093
Northwest Natural Holding Co.		34	2,128
ONE Gas Inc.		64	5,258
South Jersey Industries Inc.		95	2,829
Southwest Gas Holdings Inc.		57	4,464
Spire Inc.		54	4,286
UGI Corp.		182	10,379

Total Gas Utilities			53,774

Multi-Utilities - 2.4%
Ameren Corp.		68	4,715
Avista Corp.		23	963
Black Hills Corp.		19	1,290
CenterPoint Energy Inc.		141	4,360
CMS Energy Corp.		76	3,963
Consolidated Edison Inc.		82	6,367
Dominion Energy Inc.		212	14,891
DTE Energy Co.		48	5,652
MDU Resources Group Inc.		68	1,748
NiSource Inc.		106	2,892
NorthWestern Corp.		17	1,086
Public Service Enterprise Group Inc.		142	7,746
Sempra Energy		74	8,656
Unitil Corp.		13	682
Vectren Corp.		30	2,171
WEC Energy Group Inc.		86	6,281

Total Multi-Utilities			73,463

TOTAL UTILITIES			201,637

TOTAL COMMON STOCKS (Cost - $2,565,612)			3,004,211

INVESTMENTS IN UNDERLYING FUNDS - 0.7%
Schwab US Broad Market ETF (Cost - $19,866)		320	20,819

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,585,478)			3,025,030

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $9,622)	2.329%	9,622	9,622

TOTAL INVESTMENTS - 99.9% (Cost - $2,595,100)			3,034,652
Other Assets in Excess of Liabilities - 0.1%			1,985

TOTAL NET ASSETS - 100.0%			$3,036,637

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

*	Non-income producing security.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$3,004,211	—	—	$3,004,211
Investments in Underlying Funds	20,819	—	—	20,819

Total Long-Term Investments	3,025,030	—	—	3,025,030

Short-Term Investments†	9,622	—	—	9,622

Total Investments	$3,034,652	—	—	$3,034,652

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019